Operating Expenses (Details) - Schedule of Cost of Revenue - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 9,886,487	$ 13,018,053
Depreciation expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	4,040,986	4,185,424
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,782,661	4,035,574
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	953,398	1,866,242
Rental vehicle maintenance and repair expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	886,114	1,275,011
Data cost expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	270,062	638,195
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	180,449	107,703
Amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	134,587	98,200
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	113,963	131,491
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 524,267	$ 680,213